Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure Of Accounting Policy And Other Classification Adjustments

For the year ended	12.31.2016	12.31.2015
Net revenue	929,986,113	692,832,808
Finance costs, net	(76,670,474)	(375,987,448)
Depreciation	(155,534,466)	(109,705,677)
Income tax	(10,680,022)	8,598,480
Profit or (loss) for the year	104,660,877	(300,402,124)

For the year ended	12.31.2016	12.31.2015
Net cash generated by (used in) operating activities	350,159,307	211,115,257
Net cash used in investing activities	(42,353,241)	(63,727,785)
Net cash (used in) generated by financing activities	(249,682,864)	(88,925,782)

Disclosure of information about unconsolidated structured entities controlled by investment entity

As of	12.31.2017	12.31.2016
Current assets	51,112,722	90,065,227
Current liabilities	1,006,901	87,150

Equity	50,105,821	89,978,077

Income for the year	3,210,358	11,478,251